INCOME TAXES (Schedule of Current and Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current	$ 1,588	$ 567	$ 226
Deferred	(16)	(71)	(14)
Domestic	321	105	63
Foreign	1,251	391	149
Income tax expenses	$ 1,572	$ 496	$ 212